Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
34.	SUBSEQUENT EVENTS
The Group has evaluated subsequent events through
April 28 ,
2023, which is the date when the consolidated financial statements were available to be issued.

a.
From January 2023 to April 2023, the Company granted 42,127,240 share options to certain employees and consultants with exercise price of US$ 0.7176 per share. Out of which, 100,000 share options granted shall vest ratably on a monthly basis over
24-months
vesting period; for the remaining grants, the vesting conditions are that one forth (25%) of these share options shall vest on the first anniversary of the vesting inception date and the remaining portion (75%) of the share options shall be vested ratably on a monthly basis over
36-months
vesting
period;

b.	From January 2023 to April 2023, share option holders exercised their rights to subscribe for 435,833 ordinary shares in the Company at a weighted average exercise price of US$ 0.0816 per share;

c.
On February 9, 2023, in connection with the business combination (as detailed in note

d below), Apollomics entered into Subscription Agreements (the “Subscription Agreements”) with certain accredited investors including Maxpro Investment Co., Ltd., an affiliate of MP One Investment LLC, a Delaware limited liability company, Maxpro’s sponsor (the “Sponsor”) (collectively, the “PIPE Investors”), pursuant to which the PIPE Investors subscribed to purchase an aggregate of (i) 230,000 Apollomics Class B Ordinary Shares at US$10.00 per share (“PIPE Class B Shares”) and (ii) 2,135,000 Series A Preferred Shares of Apollomics (the “Apollomics Series A Preferred Shares” and, together with the PIPE Class B Shares, the “PIPE Shares”) at US$10.00 per share, for gross proceeds to Apollomics of US$23,650. Each Apollomics Series A Preferred Share is convertible, at any time at the option of the holder thereof, into Apollomics Class A Ordinary Shares at an initial conversion ratio of
1:1.25
. Each PIPE Investor who subscribed for PIPE Class B Shares received one-fourth
of one warrant of Apollomics (the “Penny Warrants” and, together with the PIPE Shares, the “PIPE Securities”) for every PIPE Class B Share purchased, each whole Penny Warrant exercisable to purchase one Apollomics Class A Ordinary Share for US$0.01 per share (collectively, the “PIPE Financing”). Maxpro Investment Co., Ltd. has subscribed to purchase 2,100,000 of such Apollomics Series A Preferred Shares for an aggregate purchase price of US$21,000. The PIPE Financing closed immediately prior to the completion of business combination;

d.
The Company completed its business combination on March 29, 2023 (the “Closing Date”), pursuant to the business
combination agreement (as amended, the “BCA”), by and among the Company, Maxpro Capital Acquisition Corp., a Delaware Corporation (“Maxpro”), and Project Max SPAC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Apollomics (“Merger Sub”). Apollomics’ Class A Ordinary Shares and Warrants began trading on The Nasdaq Stock Market LLC on March 30, 2023 under the symbols “APLM” and “APLMW”, respectively.

On the Closing Date, Merger Sub merged with and into Maxpro (the “Business Combination”), and Merger Sub ceased to exist and Maxpro continued as the surviving corporation, as a result of which: (A) Apollomics issued a total of 3,312,715
 Class A Ordinary Shares, for Maxpro Class A common stock (“Maxpro Class A Common Stock”) acquired by virtue of the Business Combination on a one
-
for-one basis; and (B) a total of

10,814,150
issued and outstanding Maxpro warrants to purchase a share of Maxpro Class A Common Stock were assumed by Apollomics and each became exercisable for one
Apollomics Class A Ordinary Share.
Immediately prior to the Closing Date, a total of

759,231,633

Apollomics pre-closing preferred shares, par value

$
0.0001
per share, were converted (the “Pre-Closing Conversion”) into
759,231,633
ordinary shares of
Apollomics
, par value

$
0.0001
per share
(“Pre-Closing
Apollomics Ordinary Shares”).
Immediately following the Pre-Closing Conversion, but prior to the
C
losing, a total of
1,161,471,793
issued and outstanding Pre-Closing Apollomics Ordinary Shares were converted into

83,253,123
Class B ordinary shares, par value
$
0.0001
per share equal to the product of (A) the

1,161,471,793

number of Pre-Closing Apollomics Ordinary Shares prior to the conversion, multiplied by (B) the Exchange Ratio which is 0.071679. The “Exchange Ratio” was equal to

89.9

million
Pre-Closing
Apollomics Ordinary Shares divided by the aggregate number of fully-diluted Apollomics shares (as further described in the BCA) immediately prior to the conversion.
The business combination was effected through the issuance of shares of Apollomics to Maxpro stockholders, and therefore Apollomics is the accounting acquirer. Subsequent to the Business Combination, Apollomics’ shareholders have a majority of the voting power of Apollomics, Apollomics’ operations comprise all of the ongoing operations of Apollomics, Apollomics controls a majority of the current governing body of Apollomics, and Apollomics’ senior management comprises all of the senior management of Apollomics following the completion of the Business Combination. As Maxpro does not meet the definition of a business in accordance with IFRS 3 Business Combinations, Apollomics accounted for acquisition of Maxpro by recognizing the individual assets acquired, the stock exchange listing service acquired, the liabilities assumed in the transaction, and cash. The fair value of Apollomics shares transferred to Maxpro stockholders in excess of the fair value of net identifiable assets of Maxpro represents compensation for the service of a stock exchange listing for its shares and is accounted for as an expense in Post-Closing Apollomics at the consummation of the business combination, with no goodwill and intangible asset recorded.
The Group is still assessing the financial impacts of the Business Combination.